CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Customer deposits, allowance for doubtful accounts	$ 584,280	$ 646,334
Accounts receivable, allowance for doubtful accounts	35,953,537	14,164,988
Customer deposits, allowance for doubtful accounts, non-current	0	0
Accounts payable	7,411,735	5,686,183
Accrued payroll and welfare expenses	69,027,516	50,580,838
Income tax payable	56,141,853	45,762,488
Other tax payable	24,864,312	19,251,800
Amounts due to related parties	4,281,830	1,775,286
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	27,178,988	25,517,200
Deferred tax liabilities, non-current	36,925,632	40,108,863
Liability for exclusive rights, non-current	5,918,812	21,408,384
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	118,242,281	79,065,624
Ordinary shares, shares outstanding (in shares)	118,242,281	79,065,624
Consolidated VIEs without recourse
Accounts payable	1,826,257	1,843,770
Accrued payroll and welfare expenses	18,834,610	14,530,417
Income tax payable	16,625,365	7,834,965
Other tax payable	8,807,339	5,569,465
Amounts due to related parties	3,161,687	654,465
Liability for exclusive rights, current	16,973,230	13,830,821
Other current liabilities	8,975,274	10,372,839
Deferred tax liabilities, non-current	67,651	1,430,257
Liability for exclusive rights, non-current	$ 5,918,812	$ 21,408,384